Basis of Presentation (Table) (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Charterer A
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	15.40%	10.20%
Charterer B
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	14.80%	0.00%
Charterer C
Concentration Risk [Line Items]
Accounted for 10% or more of the Company's voyage revenues	11.60%	12.40%